Expense Example	Apr. 30, 2026 USD ($)
Praxis Impact Large Cap Value ETF | Praxis Impact Large Cap Value ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	116
Praxis Impact Large Cap Growth ETF | Praxis Impact Large Cap Growth ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	$ 116